Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 15- Commitments and Contingencies

The Bank is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments primarily include commitments to extend credit.  The Bank’s exposure to credit loss, in the event of nonperformance by the other party to the financial instrument for commitments to extend credit, is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

Outstanding loan related commitments were as follows:

	December 31,
	2012	2011
	(In Thousands)

Loan origination	$39,093	$39,133
Standby letters of credit	2,414	1,538
Construction loans in process	13,774	3,588
Unused lines of credit	41,824	29,261

	$97,105	$73,520

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer’s creditworthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management’s credit evaluation of the counterparty.  Collateral held varies but primarily includes residential real estate properties.

The Company and its subsidiaries also have, in the normal course of business, commitments for services and supplies.  Management does not anticipate losses on any of these transactions.

The Company and its subsidiaries, from time to time, may be party to litigation which arises primarily in the ordinary course of business.  In the opinion of management, the ultimate disposition of such litigation should not have a material effect on the consolidated financial statements.  As of December 31, 2012, the Company and its subsidiaries were not parties to any material litigation.